Description of Business, Organization and Liquidity - Additional Information - Graphite Bio, Inc. (Details) $ in Thousands		1 Months Ended	12 Months Ended
	Jul. 21, 2022 USD ($)	Feb. 28, 2023	Dec. 31, 2023 USD ($)	Aug. 31, 2023	Dec. 31, 2022 USD ($)
Description Of Business Organization And Liquidity Disclosure [Line Items]
Reduction in force, percentage		50.00%
Reduction in force, inception to date, percentage				78.10%
Accumulated deficit			$ 95,245		$ 25,277
Existing cash, cash equivalents, and marketable securities			65,800
Sales agent commission percentage	0.03
Graphite Bio, Inc.
Description Of Business Organization And Liquidity Disclosure [Line Items]
Accumulated deficit			367,054		$ 242,403
Existing cash, cash equivalents, and marketable securities			$ 184,300
Restructuring Plan | Graphite Bio, Inc.
Description Of Business Organization And Liquidity Disclosure [Line Items]
Reduction in force, percentage			50.00%
IPO | Graphite Bio, Inc.
Description Of Business Organization And Liquidity Disclosure [Line Items]
Net proceeds from initial public offering	$ 300,000
Class A Common Stock | Graphite Bio, Inc.
Description Of Business Organization And Liquidity Disclosure [Line Items]
Offering costs	$ 75,000